Note 3 - Earnings Per Share	12 Months Ended
Mar. 31, 2026
Notes to Financial Statements
Earnings Per Share [Text Block]

3. Earnings per Share

Earnings per share for fiscal years 2026, 2025 and 2024 are as follows (in thousands, except per share amounts):

	Fiscal Year:
	2026	2025	2024
Basic
Net earnings	$114,674	$41,224	$63,318
Deduct preferred stock dividends	23	23	23
Undistributed net earnings	114,651	41,201	63,295
Earnings attributable to participating preferred shareholders	116	48	72
Earnings attributable to common shareholders	$114,535	$41,153	$63,223
Weighted average common shares outstanding	6,837	6,912	7,318
Basic earnings per common share	$16.75	$5.95	$8.64

Diluted
Earnings attributable to common shareholders	$114,535	$41,153	$63,223
Add dividends on convertible preferred stock	20	20	20
Earnings attributable to common stock on a diluted basis	$114,555	$41,173	$63,243
Weighted average common shares outstanding - basic	6,837	6,912	7,318
Additional shares to be issued under full conversion of preferred stock	67	67	67
Total shares for diluted	6,904	6,979	7,385
Diluted earnings per common share	$16.59	$5.90	$8.56